Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options	965	0
Options outstanding, Weighted average exercise price per share	$ 128.48	$ 0
$128.91 - $121.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	128.91
Exercise price, Upper limit	$ 121.42
Options outstanding, Number of options	965
Options outstanding, Weighted average remaining contractual life (years)	4 years 11 months 8 days
Options outstanding, Weighted average exercise price per share	$ 128.48